Statements of Combined Consolidated Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
REVENUES
Affiliate	$ 77,443	[1]	$ 19,477	[1]	$ 19,297	[1]
Third-party	9,894	[1]	9,580	[1]	9,241	[1]
Total Revenues	87,337	[1]	29,057	[1]	28,538	[1]
COSTS AND EXPENSES
Operating and maintenance expenses	47,149	[1]	47,027	[1]	42,262	[1]
Depreciation and amortization expenses	11,277	[1]	11,233	[1]	12,051	[1]
General and administrative expenses	8,776	[1]	3,968	[1]	4,093	[1]
Loss on asset disposals	26	[1]	830	[1]	1,123	[1]
Total Costs and Expenses	67,228	[1]	63,058	[1]	59,529	[1]
OPERATING INCOME (LOSS)	20,109	[1]	(34,001)	[1]	(30,991)	[1]
Interest and financing costs, net	(1,610)	[1]	0	[1]	0	[1]
NET INCOME (LOSS)	18,499	[1]	(34,001)	[1]	(30,991)	[1]
Less: Loss attributable to Predecessors	(16,069)	[1]	(34,001)	[1]	(30,991)	[1]
Net income attributable to partners	34,568	[1]	0	[1]	0	[1]
Less: General partner's interest in net income	692	[1]	0	[1]	0	[1]
Limited partners' interest in net income	$ 33,876	[1]	$ 0	[1]	$ 0	[1]
Net income per limited partner unit:
Common - (basic and diluted) (dollars per unit)	$ 1.11	[1]
Subordinated - Tesoro (basic and diluted) (dollars per unit)	$ 1.11	[1]
Weighted average limited partner units outstanding:
Common units - basic (units)	15,254,890
Common units - diluted (units)	15,282,366
Subordinated units - Tesoro (basic and diluted) (units)	15,254,890
Cash distribution per unit (dollars per unit)	$ 0.9573

[1]	Adjusted to include the historical results of the Martinez crude oil marine terminal and the Long Beach marine terminal and related short-haul pipelines. See Notes A and C for further discussion.